Other Assets - Summary of Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets [abstract]
Interest receivable	$ 10,554	$ 4,791
Other	6,489	1,263
Other currents assets	17,043	6,054
Guarantee deposits	5,493	3,296
Deposits for litigation	8,300	7,590
Other assets	3,212	3,212
Other non - current assets	17,005	14,098
Other current and non-current assets	$ 34,048	$ 20,152